Employee Benefit - Summary of Defined Benefit Schemes Amounts Recognised In Statement of Comprehensive Income (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Remeasurements of the net defined benefit obligation:-
(Gain) / Loss on Plan assets (excluding amounts included in net interest cost)	₨ 232	$ 4	₨ 237	₨ 227
Defined benefit pension plans [member]
Remeasurements of the net defined benefit obligation:-
Actuarial losses arising from changes in demographic assumptions			2
Actuarial (gains) / losses arising from changes in financial assumptions	15	0	(6)	(28)
Actuarial losses/ (gains) arising from experience adjustments	(58)	(1)	50	207
(Gain) / Loss on Plan assets (excluding amounts included in net interest cost)	12	0	2	(15)
Remeasurement of the net defined benefit liability	₨ (31)	$ (1)	₨ 48	₨ 164